Fresh-Start Reporting - Fresh-Start Adjustments (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Aug. 26, 2020	Jan. 31, 2020	Jan. 31, 2019
Reorganization, Chapter 11 [Line Items]
Reorganization value				$ 1,503,735
Less: Fair value of company assets				(1,008,600)
Goodwill	$ 795,811	$ 491,519	$ 491,653	495,135		$ 1,112,820	$ 1,434,047
Fresh-Start Reporting Fair Value Adjustment
Reorganization, Chapter 11 [Line Items]
Goodwill				$ (580,639)	$ 1,075,800